Summary of Significant Accounting Policies - Research and Development Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Benson Hill, Inc
Grant reimbursement	$ 1,016	$ 1,142	$ 0